other long-term assets	6 Months Ended
Jun. 30, 2025
other long-term assets
other long-term assets
20	other long-term assets

		June 30,	December 31,
As at (millions)	Note	2025	2024
Pension assets	15	$261	$257
Unbilled customer finance receivables	4(a)	608	630
Derivative assets	4(d)	11	113
Deferred income taxes		36	18
Costs incurred to obtain or fulfill contracts with customers		329	301
Investments in real estate joint ventures	21(a)	192	183
Investments in associates	21(b)	198	219
Portfolio investments [1]
At fair value through net income		64	62
At fair value through other comprehensive income		624	594
Prepaid maintenance		31	39
Refundable security deposits and other		159	161
		$2,513	$2,577

1Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are as follows:

	Costs incurred to
	Obtain	Fulfill contracts
	contracts with	with
(millions)	customers	customers	Total
Balance as at April 1, 2025	$629	$69	$698
Additions	121	6	127
Amortization	(106)	(3)	(109)
Balance as at June 30, 2025	$644	$72	$716
Balance as at January 1, 2025	$603	$64	$667
Additions	244	13	257
Amortization	(203)	(5)	(208)
Balance as at June 30, 2025	$644	$72	$716
Current	$369	$18	$387
Non-current	275	54	329
	$644	$72	$716